Disposals of businesses and deconsolidation of subsidiaries - Fair Value on Sale of Tender Rig Business (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 29, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Acquisitions and Disposals [Line Items]
Gain (loss) on disposition		$ 22	$ 0	$ 1,256
Tender Rig Business
Significant Acquisitions and Disposals [Line Items]
Fair value of consideration received				2,600
Carry value of assets and liabilities				1,324
Other related costs to sale				20
Gain (loss) on disposition	$ 1,300			$ 1,256